ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS AND DIVESTITURES	ACQUISITIONS AND DIVESTITURES
Acquisitions
Our Company’s acquisitions of businesses, equity method investments and nonmarketable securities totaled $315 million, $62 million and $73 million during 2024, 2023 and 2022, respectively. In 2024, we invested $226 million in alternative energy limited partnerships. Refer to Note 15 for additional information on these investments.
Divestitures
During 2024, proceeds from disposals of businesses, equity method investments and nonmarketable securities totaled $3,485 million, which primarily related to the refranchising of the Company’s bottling operations that were classified as held for sale as of December 31, 2023. Also included was the sale of our ownership interest in an equity method investee in Thailand, for which we received net cash proceeds of $718 million and recognized a net gain of $506 million, including the impact of post-closing adjustments. We also sold a portion of our interest in Coca-Cola Consolidated, Inc. (“Coke Consolidated”), an equity method investee, to Coke Consolidated, for which we received cash proceeds of $554 million and recognized a net gain of $338 million. Additionally, we refranchised our bottling operations in additional territories in India for which we received cash proceeds of $17 million and recognized a net gain of $13 million.
During 2023, proceeds from disposals of businesses, equity method investments and nonmarketable securities totaled $430 million, which primarily related to the sale of our ownership interest in an equity method investee in Indonesia to Coca-Cola Europacific Partners plc (“CCEP”), an equity method investee, for which we received cash proceeds of $302 million and recognized a net gain of $12 million. Also included was the sale of our ownership interest in an equity method investee in Pakistan, for which we received cash proceeds of $100 million and a note receivable of $200 million. We recognized a net gain of $82 million as a result of the sale.
During 2022, proceeds from disposals of businesses, equity method investments and nonmarketable securities totaled $458 million, which primarily related to the refranchising of our bottling operations in Cambodia. We received net cash proceeds of $228 million and recognized a net gain of $153 million as a result of the refranchising. Also included was the sale of our ownership interest in one of our equity method investees, for which we received cash proceeds of $123 million and recognized a net gain of $13 million.
All of the gains discussed above were recorded in the line item other income (loss) — net in our consolidated statements of income.
Assets and Liabilities Held for Sale
As of December 31, 2024, the Company’s bottling operations in certain territories in India met the criteria to be classified as held for sale. As of December 31, 2023, the Company’s bottling operations in the Philippines, Bangladesh and certain territories in India met the criteria to be classified as held for sale. As a result, we were required to record the related assets and liabilities at the lower of carrying value or fair value less any costs to sell. As the fair values less any costs to sell exceeded the carrying values, the related assets and liabilities were recorded at their carrying values. These assets and liabilities were included in the Bottling Investments operating segment.
The Company refranchised its bottling operations in certain territories in India in January and February of 2024, for which we received net cash proceeds of $474 million and recognized a net gain of $290 million, including the impact of post-closing adjustments. The Company refranchised its bottling operations in Bangladesh to Coca-Cola İçecek A.Ş. (“CCI”), an equity method investee, in February 2024, for which we received net cash proceeds of $27 million and a note receivable of $29 million and recognized a net loss of $18 million, primarily due to the related reversal of cumulative translation adjustments. Additionally, in February 2024, the Company refranchised its bottling operations in the Philippines to CCEP and a local business partner, for which we received net cash proceeds of $1,652 million and recognized a net gain of $595 million, including the impact of post-closing adjustments. These gains and losses were recorded in the line item other income (loss) — net in our consolidated statement of income.
In December 2022, the Company received cash proceeds of $823 million in advance of refranchising its bottling operations in Vietnam, which was included in the line item other investing activities in our consolidated statement of cash flows for the year ended December 31, 2022. The Company refranchised its bottling operations in Vietnam in January 2023 and recognized a net gain of $439 million as a result of the sale, which was recorded in the line item other income (loss) — net in our consolidated statement of income for the year ended December 31, 2023.
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale and were included in the line items prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets (in millions):

December 31,	2024	2023
Cash, cash equivalents and short-term investments	$—	$37
Marketable securities	—	8
Trade accounts receivable, less allowances	—	95
Inventories	23	299
Prepaid expenses and other current assets	—	60
Equity method investments	—	4
Other noncurrent assets	—	51
Deferred income tax assets	—	28
Property, plant and equipment — net	108	1,267
Goodwill	—	231
Other intangible assets	—	14
Assets held for sale	$131	$2,094
Accounts payable and accrued expenses	$2	$464
Loans and notes payable	—	63
Accrued income taxes	—	24
Long-term debt	—	2
Other noncurrent liabilities	1	108
Deferred income tax liabilities	—	58
Liabilities held for sale	$3	$719